Expense Example - Advisor Class and Class M - PIMCO All Asset Portfolio	Advisor 1 Year	Advisor 3 Years	Advisor 5 Years	Advisor 10 Years	M 1 Year	M 3 Years	M 5 Years	M 10 Years
USD ($)	140	457	796	1,754	160	518	901	1,973